Exceptional items (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:
1

For the year ended 31 December Million US dollar	2024	2023	2022 1

COVID-19 costs	-	-	(18)
Restructuring	(156)	(142)	(110)
Business and asset disposal (including impairment losses)	183	(385)	(71)
Claims and legal costs	-	(85)	-
AB InBev Efes related costs	(2)	(12)	(51)
Acquisition costs business combinations	-	-	(1)
Impact on profit from operations	25	(624)	(251)

Exceptional net finance income/(expense)	(995)	(69)	829
Exceptional share of results of associates	104	(35)	(1 143)
Exceptional taxes	(205)	84	399
Exceptional non-controlling interest	9	30	13
Net impact on profit	(1 062)	(614)	(153)
1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was
amended to conform to the 2023 and 2024 presentation.